United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21387

 Blankinship Funds, Inc.

(Exact name of registrant as specified in charter)

1210 South Huntress Court, McLean, VA  22102-2515

(Address of principal executive offices) (Zip code)

Rex Blankinship, President, 1210 South Huntress Court, McLean, VA  22102-2515

(Name and address of agent for service)

Registrant's telephone number, including area code:   703-356-6121

Date of fiscal year end:    October 31

Date of reporting period:   January 31, 2009

Item 1.

BLANKINSHIP VALUE FUND

Schedule of Investments

January 31, 2009

(Unaudited)

	Shares	Cost	Value
Domestic Common Stocks – 75.28%

Banking – 3.12%
U.S. Bancorp (USB)	1,100	33,360	16,324

Business Services – 4.10%
Moody’s Corporation (MCO)	1,000	36,405	21,420

Computer Equipment – 1.82%
Dell (DELL)*	1,000	26,048	9,500

Consumer Durables – 1.40%
Harley Davidson (HOG)	600	25,876	7,308

Credit Card Service – 1.92%
American Express Company (AXP)	600	17,719	10,038

Diversified Holding Companies – 11.43%
Berkshire Hathaway, Inc. Class B (BRK.B)*	20	57,550	59,779

Drugs – 7.69%
Forest Laboratories Inc (FRX)*	700	25,479	17,528
Mylan Inc (MYL)*	2,000	25,795	22,660
		51,274	40,188

Energy Exploration Services – 1.07%
Dawson Geophysical (DWSN)*	350	10,187	5,576

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

January 31, 2009

(Unaudited)

	Shares	Cost	Value
Healthcare Products – 6.62%
Johnson & Johnson (JNJ)	600	35,323	34,614

Healthcare Services – 9.75%
Coventry Healthcare (CVH)*	500	23,981	7,565
UnitedHealth Group, Inc. (UNH)	800	17,366	22,664
WellPoint, Inc. (WLP)*	500	27,450	20,725
		68,797	50,954

Industrial Equipment – 6.16%
Hurco Companies Inc (HURC)*	800	36,538	11,344
Middleby Corp. (MIDD)*	900	21,378	20,844
		57,916	32,188

Oil & Gas – 3.70%
Cimarex Energy Co. (XEC)	425	14,598	10,557
W&T Offshore, Inc. (WTI)	700	15,769	8,799
		30,367	19,356

Pay Television Services – 2.46%
Dish Network Corp CL A (DISH)	1,000	28,653	12,840

Retail – 14.06%
Autozone (AZO)*	230	19,418	30,565
Sears Holdings Corp* (SHLD)	1,050	105,465	42,966
		124,883	73,531

Total Domestic Common Stocks		604,358	393,616

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

January 31, 2009

(Unaudited)

	Shares	Cost	Value
Foreign Common Stocks – 9.29%

Canada – 2.72%
Oil and Gas – 2.72%
Canadian Natural Resources ADR (CNQ)	400	20,015	14,220

Mexico – 3.65%
Building Materials – 3.65%
CEMEX ADR (CX)	2,450	48,991	19,086

South Korea – 2.92%
Steel – 2.92%
POSCO ADR (PKX)	240	10,116	15,245

Total Foreign Common Stocks		79,122	48,551

Short-Term Investments – 7.98%
Schwab Cash Reserves – 0.55% yld.**	41,720	41,720	41,720
Total Short-Term Investments	41,720		41,720

Total investments – 92.55%	$725,200		483,887

Other assets in excess of liabilities –7.45%			38,953

Net assets – 100.00%			$522,840

* Non-income producing security during the period (does not normally pay dividends).

** Variable rate security; the coupon rate shown represents the yield at January 31, 2009.

The accompanying notes are an integral part of these financial statements.

At January 31, 2009, the gross unrealized appreciation for all securities totaled $23,803 and the gross unrealized depreciation for all securities totaled $265,116 or a net unrealized depreciation of $241,313.  The aggregate cost of securities for federal income tax purposes at January 31, 2009 was $725,200, including short-term investments.

FAS 157 – Summary of Fair Value Exposure at January 31, 2009

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 Quoted prices in active markets for identical assets	Level 2 Significant other observable inputs	Level 3 Significant unobservable inputs
Assets: Securities	$483,887	$483,887	-0-	-0-
Total	$483,887	$483,887	-0-	-0-

Item 2.  Controls and Procedures

(a)  Rex Blankinship, the President and Treasurer, has concluded that the Blankinship Value Fund’s (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to him, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30A-2(a)) is filed and attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Blankinship Funds, Inc.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President

Date

March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President and Treasurer

Date

March 25, 2009